Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Short-term Debt [Line Items]
Repayments Short-term bank loan	¥ 15,000	$ 2,354	¥ 5,000	¥ 5,000
Long term debt	¥ 20,000				$ 3,138
Debt instrument interest rate effective percentage	3.80%				3.80%
Current portion of long-term bank loans	¥ 3,000				$ 470
Short-term bank loan	¥ 10,000		¥ 15,000		$ 1,569
Loans from third parties, annual interest rate			4.50%			4.50%
PRC [Member]
Short-term Debt [Line Items]
Short-term bank loan			¥ 5,000			$ 785	¥ 10,000	$ 1,569
Maximum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date	Mar. 15, 2026				Mar. 15, 2026
Minimum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date	Apr. 02, 2022				Apr. 02, 2022